Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Property, Plant and Equipment [Line Items]
2018	¥ 41,176
2019	31,700
2020	23,207
2021	17,130
2022	13,236
Thereafter	38,841
Total	¥ 165,290